UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13_

Item 1. Schedule of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2013 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 56.2%
Argentina 5.2%
Government of Argentina,
[a]GDP Linked Securities, 6.266%, 12/15/35	219,745,000			$19,936,365
senior bond, 7.00%, 10/03/15	18,000,000			17,539,000
				37,475,365
Bosnia & Herzegovina 0.6%
[b]Government of Bosnia & Herzegovina, FRN, 1.063%, 12/11/17	7,660,090		DEM	4,628,600

Brazil 8.5%
Letra Tesouro Nacional, Strip, 1/01/15	2,333	[c]	BRL	893,649
Nota Do Tesouro Nacional,
10.00%, 1/01/14	20,000	[c]	BRL	8,558,705
[d]Index Linked, 6.00%, 5/15/15	22,323	[c]	BRL	22,832,621
[d]Index Linked, 6.00%, 8/15/16	7,319	[c]	BRL	7,413,080
[d]Index Linked, 6.00%, 5/15/17	134	[c]	BRL	135,163
[d]Index Linked, 6.00%, 8/15/18	4,055	[c]	BRL	4,060,915
[d]Index Linked, 6.00%, 5/15/45	17,820	[c]	BRL	16,618,080
				60,512,213
Croatia 1.2%
[e]Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000			8,543,700
El Salvador 0.4%
[e]Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000			2,696,375
Georgia 0.5%
[e]Government of Georgia, 144A, 6.875%, 4/12/21	3,050,000			3,278,750

Ghana 6.0%
Government of Ghana,
13.00%, 6/02/14	9,110,000		GHS	3,925,269
14.00%, 10/13/14	210,000		GHS	88,905
24.00%, 5/25/15	7,690,000		GHS	3,591,467
21.00%, 10/26/15	3,257,000		GHS	1,475,800
19.24%, 5/30/16	11,745,000		GHS	5,188,838
23.00%, 8/21/17	7,860,000		GHS	3,808,697
19.04%, 9/24/18	14,300,000		GHS	6,294,671
[e]144A, 8.50%, 10/04/17	2,029,000			2,191,604
[e]144A, 7.875%, 8/07/23	15,169,086			14,913,108
[f]Reg S, 8.50%, 10/04/17	1,559,000			1,683,938
				43,162,297
Hungary 3.6%
Government of Hungary,
4.125%, 2/19/18	2,040,000			2,050,200
5.375%, 2/21/23	3,750,000			3,668,906
senior note, 6.375%, 3/29/21	15,000,000			16,143,750
[f]senior note, Reg S, 3.50%, 7/18/16	190,000		EUR	263,265
[f]senior note, Reg S, 4.375%, 7/04/17	560,000		EUR	781,585
[f]senior note, Reg S, 5.75%, 6/11/18	1,255,000		EUR	1,821,997
[f]senior note, Reg S, 3.875%, 2/24/20	535,000		EUR	708,012
				25,437,715
Indonesia 3.1%
Government of Indonesia,
FR31, 11.00%, 11/15/20	132,050,000,000		IDR	12,495,376
FR36, 11.50%, 9/15/19	40,000,000,000		IDR	3,819,852
FR40, 11.00%, 9/15/25	58,140,000,000		IDR	5,576,946
				21,892,174
Iraq 3.2%
[e]Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			22,952,982

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

Latvia 0.8%
[e]Government of Latvia, 144A, 5.25%, 2/22/17	5,550,000		6,061,793

Lithuania 0.3%
[e]Government of Lithuania, 144A, 7.375%, 2/11/20	1,700,000		2,062,321

Mexico 3.4%
Government of Mexico,
8.00%, 12/19/13	1,653,500[g] MXN		12,638,780
7.00%, 6/19/14	93,900[g] MXN		729,584
9.50%, 12/18/14	626,140[g] MXN		5,063,432
6.00%, 6/18/15	8,680[g] MXN		68,530
8.00%, 12/17/15	250,400[g] MXN		2,066,764
6.25%, 6/16/16	159,350[g] MXN		1,282,380
7.25%, 12/15/16	259,750[g] MXN		2,148,288
			23,997,758
Mongolia 0.8%
[e]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	7,100,000		6,045,863

Romania 1.1%
[f]Government of Romania, senior note, Reg S, 5.25%, 6/17/16	5,460,000	EUR	7,970,718

Serbia 3.5%
[e]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	11,080,000		11,630,787
Serbia Treasury Bond, 10.00%,
6/27/16	65,340,000	RSD	754,299
8/15/16	26,900,000	RSD	309,810
11/21/18	13,450,000	RSD	149,255
Serbia Treasury Note, 10.00%,
4/27/15	780,000,000	RSD	9,168,518
9/14/15	205,300,000	RSD	2,403,092
10/17/16	15,050,000	RSD	172,831
11/08/17	36,330,000	RSD	409,894
			24,998,486
Slovenia 0.5%
[e]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	3,370,000		3,404,138

Sri Lanka 3.9%
Government of Sri Lanka,
[e]144A, 7.40%, 1/22/15	3,500,000		3,659,687
[e]144A, 5.875%, 7/25/22	7,750,000		7,207,500
A, 7.00%, 3/01/14	19,710,000	LKR	149,480
A, 11.25%, 7/15/14	354,200,000	LKR	2,727,812
A, 11.75%, 3/15/15	3,840,000	LKR	29,911
A, 6.50%, 7/15/15	108,070,000	LKR	782,134
A, 11.00%, 8/01/15	607,700,000	LKR	4,690,449
A, 6.40%, 8/01/16	49,800,000	LKR	343,779
A, 5.80%, 1/15/17	51,000,000	LKR	341,269
A, 8.00%, 11/15/18	230,150,000	LKR	1,544,171
A, 9.00%, 5/01/21	387,750,000	LKR	2,612,637
B, 11.75%, 4/01/14	31,010,000	LKR	238,074
B, 6.60%, 6/01/14	29,500,000	LKR	221,883
B, 6.40%, 10/01/16	53,200,000	LKR	363,164
B, 8.50%, 7/15/18	65,800,000	LKR	457,487
C, 8.50%, 4/01/18	108,910,000	LKR	759,076
D, 8.50%, 6/01/18	284,830,000	LKR	1,973,465
			28,101,978
[h]Supranational 0.7%
[f]Eastern & Southern African Trade and Development Bank, Reg S, 6.875%, 1/09/16	5,000,000		5,184,250

Ukraine 5.4%
[e]Government of Ukraine,
144A, 9.25%, 7/24/17	1,330,000		1,241,888

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
144A, 7.75%, 9/23/20	19,840,000		17,558,400
senior bond, 144A, 7.80%, 11/28/22	3,780,000		3,278,394
senior note, 144A, 7.95%, 2/23/21	260,000		229,938
senior note, 144A, 7.50%, 4/17/23	6,080,000		5,213,600
[e]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	12,940,000		11,087,962
			38,610,182
Vietnam 1.0%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	6,835,000		7,416,727
Zambia 2.5%
[e]Government of Zambia International Bond, 144A, 5.375%, 9/20/22	20,000,000		17,612,500

Total Foreign Government and Agency Securities (Cost $406,553,485)			402,046,885
Quasi-Sovereign and Corporate Bonds 35.2%
Hungary 1.4%
[e]Magyar Export-Import Bank RT, senior note, 144A, 5.50%, 2/12/18	10,000,000		10,211,350
India 0.6%
[e]ICICI Bank Ltd., sub. bond, 144A, 6.375% to 4/30/17, FRN thereafter, 4/30/22	4,100,000		3,915,500
Kazakhstan 8.1%
[e]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	26,035,000		28,033,967
[e]Kazakhstan Temir Zholy Finance BV, senior note, 144A, 6.375%, 10/06/20	6,090,000		6,668,550
[e]KazMunayGas National Co., senior note, 144A, 9.125%, 7/02/18	19,200,000		23,352,000
			58,054,517
Mexico 3.9%
[e]Cemex Espana Luxembourg, senior secured note, 144A, 9.25%, 5/12/20	2,355,000		2,562,829
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	21,845,000		24,084,112
[e,i]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	8,420,000		1,368,250
			28,015,191
Peru 0.3%
[e]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	2,306,401		2,143,371
Russia 4.6%
[e]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	6,550,000		7,284,779
senior note, 144A, 7.75%, 4/28/21	7,900,000		8,477,687
LUKOIL International Finance BV,
[e]144A, 6.656%, 6/07/22	4,540,000		4,971,300
[f]Reg S, 6.656%, 6/07/22	3,970,000		4,365,154
[e]RSHB Capital SA (Russian Agricultural Bank OJSC), loan participation, senior note,
144A, 9.00%, 6/11/14	4,880,000		5,072,150
[e]VTB Capital SA (VTB Bank), loan participation, senior bond, 144A, 6.25%, 6/30/35	2,400,000		2,559,000
			32,730,070
South Africa 5.3%
[e]Edcon Holdings Pty. Ltd.,
[b]secured note, 144A, FRN, 5.724%, 6/15/15	8,285,000	EUR	11,280,623
senior note, 144A, 13.375%, 6/30/19	10,415,000	EUR	15,031,969
[e]Edcon Pty. Ltd., senior secured note, 144A, 9.50%,
3/01/18	7,250,000		7,585,494
3/01/18	2,828,000	EUR	4,019,227
			37,917,313
Trinidad and Tobago 0.8%
Petro Co. of Trinidad and Tobago Ltd., senior note,
[e]144A, 9.75%, 8/14/19	4,500,000		5,737,500
[f]Reg S, 9.75%, 8/14/19	210,000		267,750
			6,005,250
Turkey 3.5%
[e]Akbank TAS, senior note, 144A, 6.50%, 3/09/18	2,588,000		2,771,981
[e]Finansbank AS, senior note, 144A, 5.50%, 5/11/16	8,425,000		8,540,844
[e]Turkiye Is Bankasi, sub. note, 144A, 6.00%, 10/24/22	3,000,000		2,787,750

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
[f]Willow No.2 (Yasar Holding SA), loan participation, secured note, Reg S, 9.625%,
10/07/15	10,900,000			10,812,255
				24,912,830
Ukraine 0.2%
[e]Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	2,000,000			1,733,720
United Arab Emirates 3.8%
[e]DP World Ltd., 144A, 6.85%, 7/02/37	13,500,000			13,542,593
[e]Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	11,500,000			13,502,265
				27,044,858
United States 1.2%
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	101,000,000		MXN	8,671,838
Venezuela 1.5%
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	11,800,000			10,751,216
Total Quasi-Sovereign and Corporate Bonds (Cost $232,910,093)				252,107,024
Credit-Linked Notes (Cost $1,011,513) 0.1%
Ukraine 0.1%
[e]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%, 8/25/15	9,882,800		UAH	1,096,072
Total Investments before Short Term Investments (Cost $640,475,091)				655,249,981

Short Term Investments 4.4%
Foreign Government and Agency Securities 1.9%
Mexico 0.5%
[j]Mexico Treasury Bills, 1/09/14 - 4/30/14	5,107,380	[k]	MXN	3,856,337
Nigeria 1.4%
[j]Nigeria Treasury Bills, 1/09/14 - 5/08/14	1,611,380,000		NGN	9,712,474
Total Foreign Government and Agency Securities (Cost $13,705,860)				13,568,811
Total Investments before Money Market Funds (Cost $654,180,951)				668,818,792
	Shares
Money Market Funds (Cost $17,617,471) 2.5%
United States 2.5%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	17,617,471			17,617,471
Total Investments (Cost $671,798,422) 95.9%				686,436,263
Other Assets, less Liabilities 4.1%				29,330,950
Net Assets 100.0%				$715,767,213

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.
b The coupon rate shown represents the rate at period end.
c Principal amount is stated in 1,000 Brazilian Real Units.
d Redemption price at maturity is adjusted for inflation.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $376,622,900, representing 52.62% of net assets.
f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2013, the aggregate value of these securities was $33,858,924, representing 4.73% of net assets.
g Principal amount is stated in 100 Mexican Peso Units.

Templeton Emerging Markets Income Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
h A supranational organization is an entity formed by two or more central governments through international treaties.
i Defaulted security or security for which income has been deemed uncollectible.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Non-income producing.
m The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At November 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract			Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount *		Settlement Date	Appreciation	Depreciation
Japanese Yen	CITI	Sell	624,500,000	7,157,675		1/10/14	$1,058,386	$-
Euro	UBSW	Sell	628,500	822,700		1/13/14	-	(31,067)
Japanese Yen	UBSW	Sell	1,873,240,000	21,421,619		1/14/14	3,125,962	-
Japanese Yen	HSBK	Sell	1,620,890,000	18,461,162		1/15/14	2,630,099	-
Japanese Yen	DBAB	Sell	626,420,000	7,060,322		1/16/14	942,116	-
Japanese Yen	UBSW	Sell	1,770,880,000	19,953,353		1/16/14	2,657,275	-
Euro	BZWS	Sell	2,547,416	3,371,416		1/27/14	-	(89,125)
Euro	UBSW	Sell	362,390	484,280		2/26/14	-	(8,037)
Ghana Cedi	BZWS	Buy	1,780,000	755,839		3/10/14	-	(11,184)
Euro	DBAB	Sell	3,345,000	4,313,110		3/31/14	-	(231,432)
Ghana Cedi	BZWS	Buy	1,395,324	587,505		4/08/14	-	(10,063)
Euro	HSBK	Sell	826,000	1,079,475		4/10/14	-	(42,755)
Euro	DBAB	Sell	688,000	900,420		4/11/14	-	(34,321)
Euro	UBSW	Sell	413,000	540,720		4/11/14	-	(20,396)
Euro	GSCO	Sell	3,663,000	4,898,530		5/13/14	-	(78,436)
Euro	DBAB	Sell	1,506,000	1,986,384		6/06/14	-	(59,944)
South Korean Won	JPHQ	Buy	7,297,662,505	6,426,827		6/09/14	395,803	-
Polish Zloty	DBAB	Buy	16,600,000	3,744,980	EUR	7/07/14	201,854	-
Malaysian Ringgit	DBAB	Buy	2,499,000	772,966		7/18/14	-	(3,963)
Malaysian Ringgit	DBAB	Buy	3,942,000	1,213,745		7/22/14	-	(1,431)
Malaysian Ringgit	DBAB	Buy	4,793,000	1,488,186		7/25/14	-	(14,828)
Malaysian Ringgit	JPHQ	Buy	5,039,000	1,546,512		7/30/14	1,291	-
Euro	CITI	Sell	358,630	477,870		8/11/14	-	(9,520)
Euro	MSCO	Sell	907,070	1,203,673		8/15/14	-	(29,076)
Euro	DBAB	Sell	359,450	477,181		8/15/14	-	(11,328)
Euro	DBAB	Sell	1,347,000	1,798,972		8/20/14	-	(31,687)
Euro	JPHQ	Sell	2,260,000	3,021,157		8/21/14	-	(50,336)
Euro	BZWS	Sell	1,604,997	2,151,643		8/25/14	-	(29,681)
Euro	DBAB	Sell	9,366,031	12,507,398		8/29/14	-	(221,983)
Euro	DBAB	Sell	266,000	360,124		11/10/14	-	(1,490)
Euro	BZWS	Sell	10,415,000	14,005,051		11/14/14	-	(153,852)
Euro	MSCO	Sell	907,070	1,220,721		11/17/14	-	(12,429)
Unrealized appreciation (depreciation)							11,012,786	(1,188,364)
Net unrealized appreciation (depreciation)							$9,824,422

*In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

At November 30, 2013, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty / Expiration		Notional		Unrealized Unrealized
Description	Exchange	Date	Amount		Appreciation Depreciation
OTC Swaps
Receive Floating rate USD-LIBOR Pay Fixed rate 3.44%	CITI	4/21/21	$7,900,000	$	- $	(664,430)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.775%	DBAB	10/04/23	22,650,000		-	(1,740)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.795%	DBAB	10/04/23	22,650,000		-	(43,342)
Receive Floating rate USD-LIBOR Pay Fixed rate 2.765%	HSBK	10/07/23	22,650,000		29,426	-
Receive Floating rate USD-LIBOR Pay Fixed rate 3.668%	DBAB	10/04/43	11,010,000		153,473	-
Receive Floating rate USD-LIBOR Pay Fixed rate 3.68655%	DBAB	10/04/43	11,010,000		113,859	-
Receive Floating rate USD-LIBOR Pay Fixed rate 3.675%	HSBK	10/07/43	11,010,000		141,660	-
OTC Swaps unrealized appreciation (depreciation)					438,418	(709,512)
Net unrealized appreciation (depreciation)						$(271,094)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank N.A.
MSCO	-	Morgan Stanley and Co. Inc.
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
DEM	-	Deutsche Mark
EUR	-	Euro
GHS	-	Ghanaian Cedi
IDR	-	Indonesian Rupiah
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
RSD	-	Serbian Dinar
UAH	-	Ukraine Hryvnia

Selected Portfolio

FRN	-	Floating Rate Note
GDP	-	Gross Domestic Product

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$676,724,776

Unrealized appreciation	$53,185,157
Unrealized depreciation	(43,473,670)
Net unrealized appreciation (depreciation)	$9,711,487

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$402,046,885	$	- $	402,046,885
Quasi-Sovereign and Corporate Bonds [a]	-	252,107,024		-	252,107,024
Credit-Linked Notes	-	1,096,072		-	1,096,072
Short Term Investments	17,617,471	13,568,811		-	31,186,282
Total Investments in Securities	$17,617,471	$668,818,792	$	- $	686,436,263
Swap Contracts	$-	$438,418	$	- $	438,418
Forward Exchange Contracts	-	11,012,786		-	11,012,786

Liabilities:
Swap Contracts	-	709,512		-	709,512
Forward Exchange Contracts	-	1,188,364		-	1,188,364

[a] For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014